UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/18

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	ESC-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–77.74%

Belgium–1.07%

Sioen Industries N.V.	251,000	$6,994,168
Van De Velde N.V.	45,106	1,326,964
		8,321,132

France–18.18%

Caisse Regionale de Credit Agricole Mutuel Brie Picardie – CCI	94,000	2,587,134
Caisse Regionale de Credit Agricole Mutuel d’Ile-de-France	55,078	5,595,479
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine-CCI	46,988	6,928,541
Caisse Regionale de Credit Agricole Mutuel Nord de France - CCI	365,844	8,920,030
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes-CCI	19,700	4,305,098
Constructions Industrielles de la Mediterranee S.A.	80,972	9,448,264
GEA	55,000	6,066,489
Gerard Perrier Industrie S.A.	169,171	10,842,167
Infotel S.A.	165,142	7,957,135
Kaufman & Broad S.A.	304,000	14,259,557
Linedata Services (a)	506,159	22,302,310
Maisons France Confort S.A.	132,990	5,828,906
Manutan International	93,000	7,925,563
Metropole Television S.A.	192,790	3,885,844
Neurones	280,000	7,379,637
Tessi S.A. (b)	88,294	14,146,903
Total Gabon	18,655	3,346,377
		141,725,434

Georgia–1.00%

TBC Bank Group PLC	356,263	7,819,710

Germany–2.58%

CENIT AG	213,758	4,107,442
MorphoSys AG (b)	125,562	13,426,690
Takkt AG	164,690	2,608,151
		20,142,283

Greece–3.19%

Autohellas S.A.	207,551	5,397,889
Hellenic Exchanges - Athens Stock Exchange S.A.	795,152	4,034,435
Karelia Tobacco Co. Inc. S.A.	7,255	2,139,549
Mytilineos Holdings S.A.	1,341,192	13,313,988
		24,885,861

Hungary–1.02%

Richter Gedeon Nyrt	426,580	7,981,232

	Shares	Value

Ireland–5.43%

CPL Resources PLC	1,141,792	$8,192,691
Origin Enterprises PLC	3,497,056	23,021,666
Total Produce PLC	4,536,323	11,113,159
		42,327,516

Israel–4.40%

Hilan Ltd.	517,409	12,879,037
Israel Discount Bank Ltd.-Class A	5,598,000	18,668,208
MIND C.T.I. Ltd. (a)	1,200,000	2,784,000
		34,331,245

Italy–3.98%

Danieli & C. Officine Meccaniche S.p.A.-Savings Shares	920,532	16,587,529
Gruppo MutuiOnline S.p.A.	415,000	8,114,117
Mondo TV S.p.A. (b)	1,440,000	6,328,190
		31,029,836

Norway–3.16%

Bonheur ASA	531,206	6,722,681
Kongsberg Gruppen ASA	387,721	7,469,778
Wilh. Wilhelmsen Holding ASA-Class A	474,539	10,448,458
		24,640,917

Poland–1.43%

Warsaw Stock Exchange	925,630	11,143,979

Portugal–0.34%

Conduril - Engenharia S.A.	46,308	2,688,296

Romania–8.27%

Banca Transilvania S.A.	21,875,448	12,661,013
Fondul Proprietatea S.A.	93,345,624	21,680,394
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	2,391,512	20,135,846
Transgaz S.A. Medias	114,300	10,051,454
		64,528,707

Spain–1.83%

Baron de Ley, S.A. (b)	68,000	9,079,415
Construcciones y Auxiliar de Ferrocarriles S.A.	124,000	5,161,333
		14,240,748

Switzerland–4.83%

Kardex AG	147,048	24,962,500
OC Oerlikon Corp. AG	521,945	7,158,528
Carlo Gavazzi Holding AG	18,625	5,503,617
		37,624,645

Turkey–0.76%

AG Anadolu Grubu Holding A.S.-Class A	2,076,313	5,914,040

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

United Kingdom–16.27%

City of London Investment Group PLC	900,000	$4,750,894
Clarkson PLC	188,808	6,644,495
DCC PLC	58,026	5,261,612
Diploma PLC	458,327	8,458,951
Eurocell PLC	1,809,000	5,706,000
IG Group Holdings PLC	642,684	5,310,857
JPJ Group PLC (b)	1,054,000	10,427,020
Jupiter Fund Management PLC	867,000	4,575,554
Lookers PLC	8,915,000	12,363,482
Micro Focus International PLC	357,900	6,631,741
NAHL Group PLC (a)	2,324,183	3,165,661
Renew Holdings PLC	1,981,000	10,121,581
SafeStyle UK PLC (a)(b)	4,775,000	3,276,797
Savills PLC	981,600	9,992,252
Staffline Group PLC	861,000	13,938,068
Ultra Electronics Holdings PLC	499,583	10,340,367
XLMedia PLC	4,875,000	5,941,062
		126,906,394
Total Common Stocks & Other Equity Interests (Cost $510,799,866)		606,251,975

	Shares	Value

Money Market Funds–22.22%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (c)	60,641,367	$60,641,367
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	43,307,852	43,320,844
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	69,304,419	69,304,419
Total Money Market Funds (Cost $173,261,334)		173,266,630
TOTAL INVESTMENTS IN SECURITIES–99.96% (Cost $684,061,200)		779,518,605
OTHER ASSETS LESS LIABILITIES–0.04%		315,462
NET ASSETS–100.00%		$779,834,067

Notes to Schedule of Investments:

(a)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2018 was $31,528,768, which represented 4.04% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco European Small Company Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco European Small Company Fund

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $9,837,166 and from Level 2 to Level 1 of $139,102,804, due to foreign fair value adjustments.

Invesco European Small Company Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$6,994,168	$1,326,964	$—	$8,321,132
France	141,725,434	—	—	141,725,434
Georgia	7,819,710	—	—	7,819,710
Germany	20,142,283	—	—	20,142,283
Greece	24,885,861	—	—	24,885,861
Hungary	7,981,232	—	—	7,981,232
Ireland	42,327,516	—	—	42,327,516
Israel	34,331,245	—	—	34,331,245
Italy	31,029,836	—	—	31,029,836
Norway	24,640,917	—	—	24,640,917
Poland	—	11,143,979	—	11,143,979
Portugal	2,688,296	—	—	2,688,296
Romania	64,528,707	—	—	64,528,707
Spain	14,240,748	—	—	14,240,748
Switzerland	37,624,645	—	—	37,624,645
Turkey	5,914,040	—	—	5,914,040
United Kingdom	110,437,487	16,468,907	—	126,906,394
Money Market Funds	173,266,630	—	—	173,266,630
Total Investments	$750,578,755	$28,939,850	$—	$779,518,605

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended September 30, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/18	Dividend Income
Linedata Services	$23,872,553	$—	$—	$(1,570,243)	$—	$22,302,310	$—
MIND C.T.I. Ltd.	3,324,000	—	—	(540,000)	—	2,784,000	270,000
NAHL Group PLC	5,189,268	—	—	(2,023,607)	—	3,165,661	—
Safestyle UK PLC	7,737,761	2,000,224	—	(6,461,188)	—	3,276,797	—
Total	$40,123,582	$2,000,224	$—	$(10,595,038)	$—	$31,528,768	$270,000

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us GCE-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.42%

Australia–1.53%

Brambles Ltd.	651,295	$ 5,131,595
Rio Tinto PLC	159,201	8,032,029
		13,163,624

Brazil–0.92%

PagSeguro Digital Ltd. -Class A (a)	286,609	7,930,471

China–1.33%

Baidu, Inc. -ADR(a)	50,139	11,465,787

Denmark–2.09%

A.P. Møller - Maersk A/S -Class B	5,786	8,125,569
Novo Nordisk A/S -Class B	210,344	9,903,319
		18,028,888

Germany–4.02%

Infineon Technologies AG	203,191	4,616,857
KION Group AG	132,799	8,162,625
Siemens AG	170,714	21,858,894
		34,638,376

Hong Kong–2.66%

AIA Group Ltd.	2,564,800	22,901,316

India–1.40%

Housing Development Finance Corp. Ltd.	404,859	9,798,939
InterGlobe Aviation Ltd. -REGS (b)	201,120	2,291,975
		12,090,914

Ireland–0.94%

James Hardie Industries PLC	538,059	8,124,119

Italy–4.10%

Banca Mediolanum S.p.A.	1,113,063	7,564,390
Enel S.p.A.	3,563,619	18,210,032
Prysmian S.p.A.	413,120	9,591,255
		35,365,677

Japan–13.80%

Asahi Group Holdings, Ltd.	369,600	16,020,771
Daito Trust Construction Co., Ltd.	81,300	10,457,661
Hitachi, Ltd.	334,000	11,346,946
KDDI Corp.	524,300	14,484,930
Komatsu Ltd.	460,301	14,001,058
Nissan Chemical Corp.	100,700	5,317,726
Seven & i Holdings Co., Ltd.	226,600	10,091,498
Shimano Inc.	69,900	11,264,469
SoftBank Group Corp.	228,600	23,077,293
Suruga Bank Ltd. (c)	599,800	2,998,472
		119,060,824

	Shares	Value

Luxembourg–0.72%

ArcelorMittal	199,434	$ 6,183,936

Netherlands–2.23%

Heineken N.V.	95,873	8,977,192
ING Groep N.V.	788,434	10,221,665
		19,198,857

Singapore–1.03%

DBS Group Holdings Ltd.	465,800	8,865,482

South Korea–0.53%

Samsung Electronics Co., Ltd.	109,385	4,580,512

Sweden–1.50%

Svenska Handelsbanken AB -Class A	1,024,368	12,925,076

Switzerland–2.26%

Glencore PLC	1,986,248	8,562,131
UBS Group AG	695,601	10,970,338
		19,532,469

Taiwan–0.86%

Taiwan Semiconductor Manufacturing Co., Ltd.	870,000	7,428,452

United Kingdom–8.05%

Imperial Brands PLC	357,910	12,447,605
Just Eat PLC (a)	1,081,862	9,450,485
Royal Dutch Shell PLC -Class A -ADR	357,292	24,345,877
St. James’s Place PLC	1,042,465	15,522,173
Vodafone Group PLC -ADR	354,161	7,685,294
		69,451,434

United States–49.45%

Allergan PLC	70,045	13,342,172
Alphabet Inc. -Class C (a)	20,694	24,697,668
American Express Co.	188,277	20,049,618
Aptiv PLC	91,494	7,676,347
Biogen Inc. (a)	41,804	14,769,771
BioMarin Pharmaceutical Inc. (a)	87,907	8,524,342
Booking Holdings Inc. (a)	6,356	12,610,304
Carnival Corp.	170,967	10,902,566
Celgene Corp. (a)	98,164	8,784,696
Chevron Corp.	207,317	25,350,723
Cognizant Technology Solutions Corp. -Class A	198,801	15,337,497
Colfax Corp. (a)	426,795	15,390,228
Comcast Corp. -Class A	355,145	12,575,684
Concho Resources Inc. (a)	107,710	16,452,703
Delta Air Lines, Inc.	266,912	15,435,521
eBay Inc. (a)	368,340	12,162,587
Elanco Animal Health Inc. (a)	120,214	4,194,266
EPAM Systems, Inc. (a)	68,248	9,397,750
Facebook, Inc. -Class A (a)	53,375	8,778,053

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

FedEx Corp.	46,029	$ 11,083,323
First Republic Bank	236,051	22,660,896
HCA Healthcare, Inc.	103,095	14,342,576
Marsh & McLennan Cos., Inc.	113,577	9,395,089
Moody’s Corp.	30,865	5,160,628
NIKE, Inc. -Class B	165,184	13,994,388
Oracle Corp.	280,999	14,488,308
PepsiCo, Inc.	105,403	11,784,055
Progressive Corp. (The)	86,978	6,178,917
Sherwin-Williams Co. (The)	18,213	8,290,740
U.S. Bancorp	241,147	12,734,973
United Technologies Corp.	116,189	16,244,384
Verizon Communications Inc.	298,423	15,932,804
Zimmer Biomet Holdings, Inc.	58,991	7,755,547
		426,479,124
Total Common Stocks & Other Equity Interests (Cost $757,160,249)		857,415,338

Money Market Funds–0.01%

Invesco Treasury Portfolio –Institutional Class, 1.97% (Cost $31,534)(d)	31,534	31,534
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.43% (Cost $757,191,783)		857,446,872

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.09%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (Cost $795,000) (d)(e)	795,000	795,000

Value

Options Purchased–0.01% (Cost $223,468)(f)	$ 119,125
TOTAL INVESTMENTS IN SECURITIES–99.53% (Cost $758,210,251)	858,360,997
OTHER ASSETS LESS LIABILITIES–0.47%	4,052,185
NET ASSETS–100.00%	$ 862,413,182

Investment Abbreviations:

ADR	—American Depositary Receipt

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2018 represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at September 30, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

(f)	The table below details options purchased: See Note 1G.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value (g)	Value
S&P 500 Index	Put	10/19/2018	23	$ 2,700	$6,210,000	$ 6,325
S&P 500 Index	Put	12/21/2018	47	2,750	12,925,000	112,800
Total Options Purchased – Equity Risk (Cost $223,468)						$ 119,125
(g) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts – Currency Risk
Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
11/05/2018	State Street Bank & Trust Co.	JPY	2,400,000,000	USD	21,715,344	$ 540,418

   Currency Abbreviations:

JPY	— Japanese Yen

USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Global Core Equity Fund

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco Global Core Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $30,600,991 and from Level 2 to Level 1 of $35,727,965, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$5,131,595	$8,032,029	$—	$13,163,624
Brazil	7,930,471	—	—	7,930,471
China	11,465,787	—	—	11,465,787
Denmark	18,028,888	—	—	18,028,888
Germany	12,779,482	21,858,894	—	34,638,376
Hong Kong	22,901,316	—	—	22,901,316
India	12,090,914	—	—	12,090,914
Ireland	—	8,124,119	—	8,124,119
Italy	—	35,365,677	—	35,365,677
Japan	119,060,824	—	—	119,060,824
Luxembourg	—	6,183,936	—	6,183,936
Netherlands	—	19,198,857	—	19,198,857
Singapore	—	8,865,482	—	8,865,482
South Korea	4,580,512	—	—	4,580,512
Sweden	—	12,925,076	—	12,925,076
Switzerland	—	19,532,469	—	19,532,469
Taiwan	—	7,428,452	—	7,428,452
United Kingdom	41,481,656	27,969,778	—	69,451,434
United States	426,479,124	—	—	426,479,124
Money Market Funds	826,534	—	—	826,534
Options Purchased	119,125	—	—	119,125
Total Investments in Securities	682,876,228	175,484,769	—	858,360,997
Other Investments – Assets*
Forward Foreign Currency Contracts	—	540,418	—	540,418
Total Investments	$682,876,228	$176,025,187	$—	$858,901,415

 * Unrealized appreciation.

Invesco Global Core Equity Fund

Invesco International Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us ISC-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.27%

Australia–0.89%
Tassal Group Ltd.	832,143	$2,713,329

Brazil–5.10%
Fleury S.A.	887,700	4,717,051
TOTVS S.A.	251,800	1,577,432
Wilson Sons Ltd. -BDR	922,700	9,321,702
		15,616,185

Canada–12.63%
Calian Group Ltd.	367,000	8,523,981
E-L Financial Corp. Ltd.	9,400	5,932,993
Epsilon Energy Ltd. (a)	1,894,560	3,666,937
Medical Facilities Corp.	215,600	2,395,277
Total Energy Services Inc.	722,190	6,072,066
TransGlobe Energy Corp.	2,739,269	9,140,440
Trican Well Service Ltd. (a)	1,639,573	2,932,229
		38,663,923

Egypt–2.35%
Eastern Tobacco	6,809,400	7,196,989

Estonia–2.24%
Olympic Entertainment Group A.S. (a)	2,267,546	3,949,104
Silvano Fashion Group A.S. -Class A	937,000	2,904,704
		6,853,808

France–9.90%
AURES Technologies S.A.	67,164	3,321,982
Caisse Regionale de Credit Agricole Mutuel Nord de France	206,000	5,022,704
Constructions Industrielles de la Mediterranee S.A.	25,804	3,010,954
Kaufman & Broad S.A.	45,500	2,134,243
Linedata Services	58,928	2,596,478
Metropole Television S.A.	203,770	4,107,155
Precia S.A. (b)	35,321	8,283,912
Tessi S.A. (a)	11,400	1,826,564
		30,303,992

Germany–4.13%
MorphoSys AG (a)	93,659	10,015,214
publity AG (a)	72,762	1,049,246
publity AG -Rts.	75,862	94,686
Takkt AG	93,000	1,472,816
		12,631,962

Greece–2.13%
European Reliance General Insurance Co. S.A.	605,000	2,584,963

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Greece–(continued)
Mytilineos Holdings S.A.	397,000	$3,941,012
		6,525,975

Indonesia–1.02%
PT Pakuwon Jati Tbk	90,152,000	3,115,678

Ireland–2.13%
Origin Enterprises PLC	405,000	2,666,178
Total Produce PLC	1,570,000	3,846,212
		6,512,390

Israel–3.37%
Israel Discount Bank Ltd.	1,741,000	5,805,886
Taptica international Ltd.	925,000	4,521,170
		10,327,056

Italy–3.62%
Danieli & C Officine Meccaniche S.p.A.-Savings Shares	458,910	8,269,330
Openjobmetis Spa agenzia per il lavoro (a)	280,146	2,820,036
		11,089,366

Japan–1.72%
Nabtesco Corp.	93,200	2,477,240
Nippon Ceramic Co. Ltd.	104,900	2,792,840
		5,270,080

Malaysia–0.72%
Heineken Malaysia Bhd	451,200	2,193,583

Mexico–3.85%
Bolsa Mexicana de Valores, S.A.B. de C.V.	4,247,001	8,689,626
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	431,666	3,085,141
		11,774,767

Netherlands–0.81%
Aalberts Industries N.V.	58,546	2,493,318

New Zealand–1.85%
Freightways Ltd.	535,199	2,774,197
Trade Me Group Ltd.	833,126	2,878,636
		5,652,833

Norway–2.38%
Kongsberg Gruppen ASA	154,919	2,984,647
Oslo Bors VPS Holding ASA	320,000	4,295,500
		7,280,147

Poland–2.14%
Altus Towarzystwo Funduszy Inwestycyjnych S.A.	700,000	455,680

	Shares	Value

Poland–(continued)
Polski Bank Komorek Macierzystych S.A. (b)	247,000	$3,872,355
Quercus TFI S.A. (a)	1,250,000	1,051,047
Skarbiec Holding S.A.	166,000	1,157,155
		6,536,237

Romania–7.28%
Banca Transilvania S.A.	9,537,656	5,520,179
Fondul Proprietatea S.A.	26,265,596	6,100,430
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	786,000	6,617,895
Transgaz S.A. Medias	46,200	4,062,792
		22,301,296

South Africa–2.45%
Cartrack Holdings Ltd.	1,500,000	1,485,017
Combined Motor Holdings Ltd.	1,638,000	3,011,615
Net 1 UEPS Technologies, Inc. (a)	375,000	3,000,000
		7,496,632

Sweden–1.10%
Vitec Software Group AB	360,000	3,362,063

Switzerland–1.18%
Kardex AG	21,300	3,615,835

Turkey–0.53%
AG Anadolu Grubu Holding A.S.	573,400	1,633,237

United Kingdom–17.76%
Bioventix PLC	64,000	2,652,680
Character Group PLC (The)	440,000	2,867,481
Clarkson PLC	142,000	4,997,237
DCC PLC	75,551	6,850,723
Eurocell PLC	1,131,000	3,567,433
Goodwin PLC	46,301	1,689,765
HomeServe PLC	327,805	4,379,427
IG Group Holdings PLC	300,791	2,485,604
JPJ Group PLC (a)	286,000	2,829,343
Jupiter Fund Management PLC	873,948	4,612,222
Micro Focus International PLC	144,765	2,682,436
Mortgage Advice Bureau Holdings Ltd.	615,000	4,713,356
Savills PLC	591,866	6,024,933
Staffline Group PLC	183,000	2,962,446
System1 Group PLC	400,000	1,042,720
		54,357,806
Total Common Stocks & Other Equity Interests (Cost $241,658,131)		285,518,487

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Money Market Funds–6.60%
Invesco Government & Agency Portfolio– Institutional Class, 1.97% (c)	7,070,635	$7,070,635
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	5,049,512	5,051,027
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	8,080,725	8,080,725
Total Money Market Funds (Cost $20,201,462)		20,202,387
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $261,859,593)		305,720,874
OTHER ASSETS LESS LIABILITIES–0.14%		414,234
NET ASSETS–100.00%		$306,135,108

Investment Abbreviations:

BDR	—Brazilian Depositary Receipt
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2018 was $12,156,267, which represented 3.97% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Small Company Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $11,462,945 and from Level 2 to Level 1 of $49,309,043 due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,713,329	$—	$2,713,329
Brazil	15,616,185	—	—	15,616,185
Canada	38,663,923	—	—	38,663,923
Egypt	7,196,989	—	—	7,196,989
Estonia	6,853,808	—	—	6,853,808
France	30,303,992	—	—	30,303,992
Germany	12,631,962	—	—	12,631,962
Greece	6,525,975	—	—	6,525,975
Indonesia	3,115,678	—	—	3,115,678
Ireland	6,512,390	—	—	6,512,390
Israel	10,327,056	—	—	10,327,056
Italy	11,089,366	—	—	11,089,366
Japan	5,270,080	—	—	5,270,080
Malaysia	2,193,583	—	—	2,193,583
Mexico	11,774,767	—	—	11,774,767
Netherlands	2,493,318	—	—	2,493,318
New Zealand	5,652,833	—	—	5,652,833
Norway	7,280,147	—	—	7,280,147
Poland	6,536,237	—	—	6,536,237
Romania	22,301,296	—	—	22,301,296
South Africa	7,496,632	—	—	7,496,632
Sweden	3,362,063	—	—	3,362,063
Switzerland	3,615,835	—	—	3,615,835
Turkey	1,633,237	—	—	1,633,237
United Kingdom	40,212,425	14,145,381	—	54,357,806
Money Market Funds	20,202,387	—	—	20,202,387
Total Investments	$288,862,164	$16,858,710	$—	$305,720,874

NOTE 3 — Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended September 30, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/18	Dividend Income
Precia S.A.	$9,280,812	$—	$—	$(996,900)	$—	$8,283,912	$84,243
Polski Bank Komorek Macierzystych S.A.	—	4,841,164	—	(968,809)	—	3,872,355	43,826
Total	$9,280,812	$4,841,164	$—	$(1,965,709)	—	$12,156,267	$128,069

Invesco International Small Company Fund

Invesco Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	SCE-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.91%

Aerospace & Defense–2.02%

BWX Technologies, Inc.	166,546	$10,415,787
Cubic Corp.	175,897	12,849,276
		23,265,063

Air Freight & Logistics–1.32%

Forward Air Corp.	211,207	15,143,542

Alternative Carriers–2.00%

Iridium Communications Inc. (b)	1,021,724	22,988,790

Apparel Retail–1.04%

American Eagle Outfitters, Inc.	481,717	11,961,033

Application Software–4.63%

Avalara, Inc. (b)(c)	274,277	9,580,496
Blackbaud, Inc.	148,843	15,104,588
Cornerstone OnDemand, Inc. (b)	209,366	11,881,520
Instructure Inc. (b)	341,282	12,081,383
SVMK Inc. (b)	285,670	4,579,290
		53,227,277

Auto Parts & Equipment–0.93%

Visteon Corp. (b)	114,644	10,650,428

Biotechnology–3.97%

Array BioPharma Inc. (b)	919,565	13,977,388
Neurocrine Biosciences, Inc. (b)	179,242	22,037,804
Retrophin, Inc. (b)	333,230	9,573,698
		45,588,890

Building Products–1.39%

Apogee Enterprises, Inc.	46,333	1,914,480
Trex Co., Inc. (b)	182,848	14,075,639
		15,990,119

Casinos & Gaming–2.12%

Boyd Gaming Corp.	335,803	11,366,931
Penn National Gaming, Inc. (b)	394,327	12,981,245
		24,348,176

Communications Equipment–1.02%

Lumentum Holdings Inc. (b)	194,921	11,685,514

Construction & Engineering–1.62%

Dycom Industries, Inc. (b)	110,402	9,340,009
Primoris Services Corp.	375,209	9,312,688
		18,652,697

Construction Materials–0.77%

Eagle Materials Inc.	103,355	8,809,980

	Shares	Value

Consumer Finance–0.92%

SLM Corp. (b)	948,997	$10,581,317

Data Processing & Outsourced Services–2.55%

Euronet Worldwide, Inc. (b)	125,206	12,548,145
Jack Henry & Associates, Inc.	104,806	16,777,345
		29,325,490

Diversified Support Services–1.08%

Mobile Mini, Inc.	283,181	12,417,487

Education Services–1.21%

Strategic Education, Inc.	101,799	13,949,517

Electrical Components & Equipment–1.15%

EnerSys	150,996	13,156,281

Electronic Components–0.87%

Belden Inc.	140,694	10,046,959

Electronic Equipment & Instruments–4.61%

Coherent, Inc. (b)	51,945	8,944,410
FLIR Systems, Inc.	219,786	13,510,245
National Instruments Corp.	276,401	13,358,460
Zebra Technologies Corp. -Class A (b)	97,415	17,225,895
		53,039,010

Environmental & Facilities Services–1.83%

ABM Industries Inc.	276,542	8,918,480
Waste Connections, Inc.	151,751	12,105,177
		21,023,657

Footwear–1.37%

Wolverine World Wide, Inc.	404,327	15,788,969

General Merchandise Stores–0.72%

Big Lots, Inc.	197,197	8,240,863

Health Care Equipment–3.34%

Hill-Rom Holdings, Inc.	137,107	12,942,901
STERIS PLC	129,797	14,848,777
Wright Medical Group N.V. (b)	365,854	10,617,083
		38,408,761

Health Care Facilities–0.57%

Acadia Healthcare Co., Inc. (b)	186,045	6,548,784

Health Care REITs–0.76%

Healthcare Trust of America, Inc. -Class A	326,424	8,705,728

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Health Care Supplies–0.69%

Lantheus Holdings, Inc. (b)	533,640	$7,977,918

Industrial Machinery–3.03%

Albany International Corp. -Class A	185,442	14,742,639
SPX Corp. (b)	602,877	20,081,833
		34,824,472

Interactive Home Entertainment–2.02%

Take-Two Interactive Software, Inc. (b)	167,831	23,159,000

Investment Banking & Brokerage–3.23%

E*TRADE Financial Corp. (b)	268,956	14,090,605
Lazard Ltd. -Class A	252,445	12,150,178
Piper Jaffray Cos.	142,667	10,892,625
		37,133,408

Life & Health Insurance–0.82%

CNO Financial Group, Inc.	445,553	9,454,635

Life Sciences Tools & Services–1.12%

Cambrex Corp. (b)	187,576	12,830,198

Managed Health Care–1.82%

HealthEquity, Inc. (b)	221,033	20,867,725

Multi-Line Insurance–2.08%

American Financial Group, Inc.	107,416	11,919,953
Horace Mann Educators Corp.	268,030	12,034,547
		23,954,500

Office REITs–0.86%

Highwoods Properties, Inc.	208,488	9,853,143

Oil & Gas Equipment & Services–2.50%

Apergy Corp. (b)	269,420	11,735,935
Core Laboratories N.V.	99,351	11,507,826
Forum Energy Technologies, Inc. (b)	526,654	5,450,869
		28,694,630

Oil & Gas Exploration & Production–2.68%

Matador Resources Co. (b)	364,129	12,034,464
Newfield Exploration Co. (b)	277,268	7,993,636
Parsley Energy, Inc. -Class A (b)	369,319	10,802,581
		30,830,681

Packaged Foods & Meats–1.00%

Pinnacle Foods Inc.	176,932	11,466,963

Paper Packaging–0.88%

Graphic Packaging Holding Co.	719,621	10,081,890

Pharmaceuticals–2.09%

Phibro Animal Health Corp. -Class A	290,574	12,465,624

	Shares	Value

Pharmaceuticals–(continued)

Supernus Pharmaceuticals Inc. (b)	230,254	$11,593,289
		24,058,913

Property & Casualty Insurance–3.40%

Argo Group International Holdings, Ltd.	212,604	13,404,683
Aspen Insurance Holdings Ltd. (Bermuda)	219,744	9,185,299
Hanover Insurance Group Inc. (The)	133,568	16,478,284
		39,068,266

Real Estate Operating Companies–0.79%

Kennedy-Wilson Holdings, Inc.	423,198	9,098,757

Regional Banks–8.29%

BankUnited, Inc.	291,582	10,322,003
Columbia Banking System, Inc.	278,453	10,795,623
Great Western Bancorp, Inc.	266,751	11,254,225
IBERIABANK Corp.	159,588	12,982,484
Synovus Financial Corp.	215,118	9,850,253
UMB Financial Corp.	148,985	10,563,036
Webster Financial Corp.	271,201	15,990,011
Western Alliance Bancorp (b)	236,895	13,476,956
		95,234,591

Restaurants–1.66%

Papa John’s International, Inc. (c)	139,637	7,160,585
Wendy’s Co. (The)	695,093	11,913,894
		19,074,479

Semiconductor Equipment–2.10%

Brooks Automation, Inc.	368,437	12,906,348
Teradyne, Inc.	304,300	11,253,014
		24,159,362

Semiconductors–0.46%

Power Integrations, Inc.	84,296	5,327,507

Specialized Consumer Services–1.39%

ServiceMaster Global Holdings, Inc. (b)	257,802	15,991,458

Specialized REITs–1.05%

CubeSmart	422,872	12,064,538

Specialty Chemicals–2.93%

Minerals Technologies Inc.	160,064	10,820,326
PolyOne Corp.	291,519	12,745,211
Sensient Technologies Corp.	132,674	10,150,888
		33,716,425

Specialty Stores–0.67%

Michaels Cos., Inc. (The) (b)	474,790	7,705,842

Systems Software–1.14%

CommVault Systems, Inc. (b)	186,428	13,049,960

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Technology Distributors–0.66%

Tech Data Corp. (b)	105,592	$7,557,219

Tires & Rubber–0.66%

Cooper Tire & Rubber Co.	269,797	7,635,255

Trading Companies & Distributors–1.04%

Univar Inc. (b)	391,449	12,001,826

Trucking–2.04%

Knight-Swift Transportation Holdings Inc.	288,967	9,963,582
Old Dominion Freight Line, Inc.	83,892	13,528,424
		23,492,006
Total Common Stocks & Other Equity Interests (Cost $819,058,078)		1,113,909,899

Money Market Funds–2.92%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (d)	11,511,195	11,511,195
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (d)	8,904,502	8,907,173
Invesco Treasury Portfolio –Institutional Class, 1.97% (d)	13,155,652	13,155,652
Total Money Market Funds (Cost $33,572,363)		33,574,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.83% (Cost $852,630,441)		1,147,483,919

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.09%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (Cost $12,562,927)(d)(e)	12,562,927	12,562,927
TOTAL INVESTMENTS IN SECURITIES–100.92% (Cost $865,193,368)		1,160,046,846
OTHER ASSETS LESS LIABILITIES–(0.92)%		(10,543,125)
NET ASSETS–100.00%		$1,149,503,721

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Small Cap Equity Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.

(a)

As of November 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.